Credit Facility	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Credit Facility
Note 8 — Credit Facility
On September 23, 2013, the Company, through the OP, entered into a credit agreement (the "Credit Agreement") relating to a credit facility (the "Credit Facility") that provided for aggregate revolving loan borrowings of up to $200.0 million (subject to borrowing base availability), with a $25.0 million swingline subfacility and a $20.0 million letter of credit subfacility. Through amendments to the Credit Agreement, the OP increased commitments under the Credit Facility to $750.0 million. In August 2015, the Company paid down in full the outstanding balance on the Credit Facility and concurrently terminated the Credit Facility in connection with entering into the Multi-Tenant Mortgage Loan described in Note 7 — Mortgage Notes Payable. In connection with the Company's extinguishment of the Credit Facility, the Company wrote off $7.6 million of unamortized deferred financing costs associated with the Credit Facility, which is included in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015.
As of December 31, 2014, the outstanding balance under the Credit Facility was $423.0 million.